Related Party Transactions - Compensation of key management personnel (Details) - Directors and key management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Remuneration	$ 8,663	$ 7,536	$ 7,011
Short-term benefits	181	172	136
Expense recognized in respect of share-based compensation	2,951	2,044	1,992
Total	$ 11,795	$ 9,752	$ 9,139